Contingent Earn-out Awards - Valuation Assumptions (Details)	Dec. 31, 2021 yr	Jul. 22, 2021 yr
Current stock price
Reverse Recapitalization [Line Items]
Derivative liability, measurement input	20.64	14.47
Expected term (in years)
Reverse Recapitalization [Line Items]
Derivative liability, measurement input	5.1	5.5
Expected volatility
Reverse Recapitalization [Line Items]
Derivative liability, measurement input	67.0	51.5
Risk-free interest rate
Reverse Recapitalization [Line Items]
Derivative liability, measurement input	1.3	0.8
Expected dividend yield
Reverse Recapitalization [Line Items]
Derivative liability, measurement input	0	0